SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT

NOTE 9 – SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT

Securities Purchase Agreement

In May 2020, the Company completed the Private Placement of the Debentures and the Warrant pursuant to the SPA. The Company sold and issued the First Debenture and the Warrant promptly after entering in the SPA. The Company sold and issued the Second Debenture promptly after filing the Registration Statement initially with the SEC. The Company anticipates selling and issuing the Third Debenture promptly after the SEC declares the Registration Statement effective. The Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the selling stockholder, the Company’s subsidiaries, and the Company. Initially, the Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.05 per share, subject to adjustment (the “Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “Market Conversion Price”). The Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current conversion price of the Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the Debentures. The Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the Debentures or exercise of the Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the selling stockholder converts the Debentures or otherwise accelerates the maturity date, as provided for in the Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the Debentures) are then satisfied, in shares of the Common Stock at the Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the Fixed Conversion Price, initially $0.05 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of the Common Stock or common stock equivalents at a price lower than the then-current conversion price of the Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the Debentures.

Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file the Registration Statement with the SEC registering for resale the Conversion Shares and the Warrant Shares within 45 calendar days following the closing of the Private Placement. The Company also agreed, among other things, to indemnify the selling stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the Conversion Shares and the Warrant Shares held by the selling stockholder.

Pursuant to the SPA, the purchase price for the First Debenture was $250,000, less $15,000 for origination fees, which consisted of the “original issue discount” of $10,000 and $5,000 as a structuring fee. At September 30, 2020, the balance of this First Debenture is $250,000.

Pursuant to the SPA, the purchase price for the Second Debenture was $250,000, less $10,000 for origination fees, which consisted of the “original issue discount” of $10,000 fee. At September 30, 2020, the balance of this Second Debenture is $250,000.

Derivative Liability

The First Debenture has been accounted for utilizing ASC 815. The Company has incurred a liability for the estimated fair value of the First Debenture. The estimated fair value of the First Debenture has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in other income (expense). The Company identified embedded features in the First Debenture, which caused the First Debenture to be classified as a liability. These embedded features included the right for the holder to request for the Company to settle the amounts owed pursuant to the First Debenture to the holder by paying an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the First Debenture on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

September 30, 2020
Stock Price	$0.0345
Exercise Price	$0.0332
Expected Life	1
Volatility	105%
Dividend Yield	0%
Risk-Free Interest Rate	2.42%

Fair Value	$217,806

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of September 30, 2020:

	September 30, 2020	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Convertible promissory notes with embedded conversion option	$217,805		$217,805
Total	$217,806		$217,806

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the nine months ended September 30, 2020:

Fair value, January 1, 2020	$-
Change in fair value of embedded conversion features of debenture included in earnings	-
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debentures	108,903
Fair value, September 30, 2020	$217,806

Warrant

The Company also granted the Warrant to purchase up to an aggregate of 20 million shares of the Common Stock. The Warrant has a three-year term and is immediately exercisable at an exercise price of $0.05 per share, subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise the Warrant on a “cashless” basis. “Event of Default” means an event of default under the SPA or the Debentures.

The Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the Warrant.

The Warrant is subject to an “exercise blocker,” such that the selling stockholder cannot exercise any portion of the Warrant that would result in the selling stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the Warrant or conversion of the Debentures that had not then been exercised or converted, respectively). The selling stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

During the nine months ended September 30, 2020, the Company granted the Warrant that was immediately exercisable for up to 20,000,000 shares of the Common Stock. The Warrant was fully expensed as an interest expense related to the Warrant issued in connection with the consummation of the transactions contemplated by the SPA, and no liability was recorded as of September 30, 2020.